REPORTING ENTITY - Other events - Loss allowance balances (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loan allowance	$ 11,275,612	$ 10,905,171
Loan allowance, variation	370,441
Allowance for other receivables	382,802	343,057
Increase (decrease) in allowance for other receivables	39,745
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Loan allowance	5,854,745	5,280,406
Loan allowance, variation	574,339
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Loan allowance	2,386	851
Loan allowance, variation	1,535
Loans to consumers [member]
Disclosure of financial assets [line items]
Loan allowance	4,581,004	4,938,971
Loan allowance, variation	(357,967)
Mortgage [member]
Disclosure of financial assets [line items]
Loan allowance	732,407	560,904
Loan allowance, variation	171,503
Microcredit [member]
Disclosure of financial assets [line items]
Loan allowance	105,070	$ 124,039
Loan allowance, variation	$ (18,969)